Summary of Significant Accounting Policies (Details) - Schedule of Diluted Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Schedule of Diluted Loss Per Ordinary Share [Abstract]
Basic and diluted weighted average ordinary shares outstanding	1,949,468	17,250,000	7,049,645	17,250,000		17,250,000	5,907,100
Basic and diluted net loss per share	$ (0.07)	$ (0.01)	$ (0.10)	$ (0.04)		$ (0.01)	$ (0.04)
Non-redeemable ordinary shares [Member]
Schedule of Diluted Loss Per Ordinary Share [Abstract]
Basic and diluted weighted average ordinary shares outstanding	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500	4,192,636
Basic and diluted net loss per share	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.05)	$ (0.04)	$ (0.01)	$ (0.04)